                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 11/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SHORT DURATION U.S. GOVERNMENT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE SHORT DURATION U.S.
GOVERNMENT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
CURRENT INCOME AND SAFETY OF
PRINCIPAL CONSISTENT WITH
INVESTMENT IN U.S. GOVERNMENT AND
GOVERNMENT AGENCY SECURITIES.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     20

Notes to Financial Statements.......     24

Proxy Voting........................     42

Change in Independent Registered
   Public Accounting Firm...........     43

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Short Duration U.S. Government Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Mortgage-Backed(1)                                           52.5%
Cash & Cash Equivalents(2)                                   23.0%
U.S. Government Obligations & Agencies                       20.8%
Asset-Backed                                                  2.1%
Commercial Mortgage-Backed                                    1.6%

(1) Of the 52.5%, 2.8% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.
(2) Of the 23.0%, 6.6% is due to security lending activity and 16.4% is the Fund's cash equivalent position.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    99.1%
AA bonds                                                      0.8%
A bonds                                                       0.1%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

Shares of the RiverSource Short Duration U.S. Government Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.
--------------------------------------------------------------------------------

    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
X                          HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS*

                           YEARS IN INDUSTRY
Jamie Jackson, CFA                19
Scott Kirby                       28

* The Fund is managed by teams of investment professionals led by Jamie Jackson and Scott Kirby.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     IFINX            08/19/85
Class B                     ISHOX            03/20/95
Class C                     AXFCX            06/26/00
Class I                     AGMIX            03/04/04
Class R4                    IDFYX            03/20/95
Class W                     RSDWX            12/01/06
Total net assets                       $796.0 million
Number of holdings                                171
Weighted average life(1)                    3.0 years
Effective duration(2)                       1.6 years
Weighted average bond rating(3)                   AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
--------------------------------------------------------------------------------

 4 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Short Duration U.S. Government Fund
  Class A (excluding sales charge)                     +3.52%

Lehman Brothers 1-3 Year Government Index(1)
  (unmanaged)                                          +4.98%

Lipper Short U.S. Government Funds Index(2)            +3.55%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
     2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.03%                        0.89%
Class B                                           1.79%                        1.65%
Class C                                           1.80%                        1.65%
Class I                                           0.59%                        0.51%
Class R4                                          0.89%                        0.76%
Class W                                           1.01%                        0.96%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.51% for Class I, 0.76% for Class R4 and 0.96% for Class W.

--------------------------------------------------------------------------------

    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/19/85)           +3.52%     +5.02%    +3.56%    +2.65%    +3.96%     +6.15%
 Class B (inception 3/20/95)           +3.12%     +4.23%    +2.79%    +1.88%    +3.18%     +4.02%
 Class C (inception 6/26/00)           +3.12%     +4.46%    +2.79%    +1.88%      N/A      +3.34%
 Class I (inception 3/4/04)            +3.49%     +5.41%    +3.86%      N/A       N/A      +3.12%
 Class R4 (inception 3/20/95)          +3.58%     +5.18%    +3.74%    +2.82%    +4.12%     +4.97%
 Class W (inception 12/1/06)           +3.48%       N/A       N/A       N/A       N/A      +4.95%*

WITH SALES CHARGE
 Class A (inception 8/19/85)           -1.48%     -0.03%    +1.89%    +1.67%    +3.43%     +5.90%
 Class B (inception 3/20/95)           -1.88%     -0.77%    +1.51%    +1.51%    +3.18%     +4.02%
 Class C (inception 6/26/00)           +2.12%     +3.46%    +2.79%    +1.88%      N/A      +3.34%

AT DEC. 31, 2007                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/19/85)           +3.58%    +5.28%    +3.51%    +2.47%    +3.90%      +6.13%
 Class B (inception 3/20/95)           +3.18%    +4.48%    +2.73%    +1.70%    +3.12%      +4.00%
 Class C (inception 6/26/00)           +3.18%    +4.49%    +2.74%    +1.70%      N/A       +3.32%
 Class I (inception 3/4/04)            +3.77%    +5.89%    +3.88%      N/A       N/A       +3.16%
 Class R4 (inception 3/20/95)          +3.64%    +5.43%    +3.68%    +2.64%    +4.05%      +4.95%
 Class W (inception 12/1/06)           +3.54%    +5.21%      N/A       N/A       N/A       +6.00%

WITH SALES CHARGE
 Class A (inception 8/19/85)           -1.43%    +0.20%    +1.84%    +1.46%    +3.36%      +5.89%
 Class B (inception 3/20/95)           -1.82%    -0.52%    +1.46%    +1.34%    +3.12%      +4.00%
 Class C (inception 6/26/00)           +2.18%    +3.49%    +2.74%    +1.70%      N/A       +3.32%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Jamie Jackson and Scott Kirby discuss the Fund's positioning and results for the six months ended Nov. 30, 2007.

Q: How did RiverSource Short Duration U.S. Government Fund perform for the first half of the fiscal year?

A: RiverSource Short Duration U.S. Government Fund's Class A shares
   (excluding sales charge) rose 3.52% for the six months ended Nov. 30, 2007. The Fund underperformed the Lehman Brothers 1-3 Year Government Index (Lehman Index), which gained 4.98%. The Fund performed in line with the Lipper Short U.S. Government Funds Index, representing the Fund's peer group, which advanced 3.55% during the same time frame.

   THE FUND MAINTAINED A LONGER DURATION THAN THE LEHMAN INDEX THROUGHOUT THE SEMIANNUAL PERIOD, WHICH HELPED RESULTS, AS INTEREST RATES DECLINED OVER THE SIX MONTHS.


Q: What factors most significantly affected performance during the semiannual period?

A: The six-month period ended Nov. 30, 2007 marked a period of substantial volatility in the global financial markets. The markets' main concerns stemmed from the deteriorating U.S. housing market and mounting losses on mortgage securities directly tied to the performance of lower quality, so-called subprime borrowers. What started in the mortgage sector spread to all corners of the fixed income markets, as investors fled riskier sectors en masse. In response, the Federal Reserve Board lowered interest rates 75 basis points (0.75%) over the period and made other changes designed to support liquidity in the banking and financial systems. Interest rates fell significantly during the period as investors fled riskier assets for the relative safety of Treasuries, pushing yields lower. Away from Treasuries, however, other fixed income sectors posted weaker results. Securities with credit risk -- especially those with mortgage-related credit risk -- faced significant selling pressure during the July and August "credit panic." Although the market stabilized temporarily in the fall, November brought a fresh round of panic as the market was spooked by increasing talk of an impending recession.

   The primary contributor to the Fund's performance was its duration positioning. The Fund maintained a longer duration than the Lehman Index through most of the semiannual period, which helped results, as interest rates

--------------------------------------------------------------------------------

    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   declined over the six months. Duration is a measure of the Fund's sensitivity to changes in interest rates.

   To a much more modest degree, the Fund's exposure to Treasury Inflation Protected Securities, or TIPS, contributed to results, as TIPS slightly outperformed nominal Treasury securities, or non-inflation protected Treasury securities, as actual inflation came in higher than expected during the period.

   The Fund's yield curve positioning detracted from performance over the period, as the Fund maintained a yield curve flattening bias. However, while U.S. Treasury yields moved lower across the yield curve, they did so more significantly in the shorter segments than at the long-term end, causing the U.S. Treasury yield curve to steepen over the semiannual period.

   The Fund's sizable exposure to mortgage-backed securities also detracted from results, as mortgage-backed securities posted positive returns, but underperformed both agency securities and Treasuries during the semiannual period. Conversely, issue selection within mortgage-backed securities boosted returns, particularly the Fund's emphasis on premium coupon securities. Higher coupon mortgage-backed securities outperformed lower coupon mortgage-backed securities for the period.

Q: What changes did you make to the Fund and how is it currently positioned?

A: Within the Fund's allocations to both mortgage-backed securities and agency securities, we shifted to a somewhat more aggressive strategy as spreads, or the difference in yields between these securities and U.S. Treasuries, widened and valuations reached compelling levels during the semiannual period. By the end of the period, we felt the Fund was well positioned for tighter spreads anticipated over the coming months.

   As interest rates rallied over the semiannual period, we reduced the Fund's duration relative to the Lehman Index, bringing it from a slightly longer duration to a modestly shorter duration than the Lehman Index. We implemented this strategy primarily by selling Treasuries with maturities at the longer end of the 1-3 year portion of the yield curve.

   The portfolio turnover rate of 126% during the semiannual period can be attributed primarily to rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made at the margin in response to valuations or market developments.

--------------------------------------------------------------------------------

 8 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   BY THE END OF THE PERIOD, WE FELT THE FUND WAS WELL POSITIONED FOR TIGHTER SPREADS ANTICIPATED OVER THE COMING MONTHS.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: At the end of November, we believed that fixed income market fundamentals had taken a backseat in investors' minds to technical factors and overly pessimistic fears regarding both liquidity and the U.S. economy. As a result, rates declined more than was warranted, in our view. We intend to position the Fund to take advantage of the compelling valuations that we saw in the last months of the period and to participate in the recovery of high quality spread sectors, or non-Treasury sectors, that we anticipate for 2008 when fears have hopefully subsided and liquidity returned to the markets. We expect economic growth prospects and the potential for higher inflation to ultimately recapture investors' attention.

   As trend-like growth resumes in 2008 and inflation pressures remain, we expect rates may well move higher, and so we intend to maintain the Fund's shorter-than-Lehman Index duration implemented toward the end of the period. We also intend to maintain the Fund's premium coupon bias among its mortgage-backed holdings, as prepayments are expected to remain slow. As always, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $1,035.20         $4.53            .89%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.55         $4.50            .89%
 Class B
   Actual(b)                    $1,000         $1,031.20         $8.38           1.65%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.75         $8.32           1.65%
 Class C
   Actual(b)                    $1,000         $1,031.20         $8.38           1.65%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.75         $8.32           1.65%
 Class I
   Actual(b)                    $1,000         $1,034.90         $2.59            .51%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,022.45         $2.58            .51%
 Class R4
   Actual(b)                    $1,000         $1,035.80         $3.87            .76%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.20         $3.84            .76%
 Class W
   Actual(b)                    $1,000         $1,034.80         $4.88            .96%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.20         $4.85            .96%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: +3.52% for Class A, +3.12% for Class B, +3.12% for Class C, +3.49% for Class I, +3.58% for Class R4 and +3.48% for Class W.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (84.6%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (22.9%)
Federal Farm Credit Bank
  10-10-08                           4.25%        $6,015,000              $6,018,116
Federal Home Loan Bank
  02-08-08                           4.63         13,510,000              13,514,850
  02-13-08                           5.25         13,730,000              13,751,707
  11-21-08                           4.63          6,500,000               6,531,824
  12-29-08                           5.13         24,390,000              24,680,095
Federal Home Loan Mtge Corp
  06-15-08                           3.88          4,010,000               3,997,649
  08-23-17                           5.50          5,500,000               5,891,072
Federal Natl Mtge Assn
  10-15-08                           4.50         10,615,000              10,671,111
  11-15-30                           6.63          1,945,000               2,373,425
U.S. Treasury
  02-15-08                           3.38         30,815,000(b,o)         30,819,806
  09-30-09                           4.00         14,000,000(b)           14,227,500
  10-31-09                           3.63         26,810,000(b)           27,088,583
  11-15-17                           4.25          5,005,000(b)            5,119,960
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00         16,929,391(l)           17,520,832
                                                                     ---------------
Total                                                                    182,206,530
------------------------------------------------------------------------------------

ASSET-BACKED (2.3%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           4.85          3,250,000(d,k)          3,225,034
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           4.95          2,600,000(k)            2,502,500
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
  09-25-35                           4.93          2,628,252(k)            2,595,399
Master Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           4.93          2,200,000(k)            2,172,843

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           4.97%        $4,050,000(k)           $3,869,977
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
  10-25-36                           4.90          3,900,000(k)            3,719,625
                                                                     ---------------
Total                                                                     18,085,378
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.8%)(f)
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
  04-25-16                           5.65          6,864,863               7,037,030
Federal Natl Mtge Assn #360800
  01-01-09                           5.74          3,040,862(o)            3,068,472
Federal Natl Mtge Assn #381990
  10-01-09                           7.11          4,124,010               4,208,562
                                                                     ---------------
Total                                                                     14,314,064
------------------------------------------------------------------------------------

MORTGAGE-BACKED (57.6%)(f,n)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19          2,130,409(j)            2,141,255
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           4.95          3,404,356(j)            3,098,320
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           4.98          4,389,291(j)            4,226,703
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00          3,617,464               3,592,376

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Barclays Capital LLC Trust
Collateralized Mtge Obligation
Series 2007-AA4 Cl 11A1
  06-25-47                           6.25%        $1,444,307(j)           $1,450,532
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50          1,617,863               1,659,529
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00          6,081,610               5,792,215
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50          4,891,439               4,944,099
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50          4,941,097               4,839,958
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           5.14          5,930,309(k)            5,437,389
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.28          4,067,641(k)            3,198,903
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 17 Cl 4A1
  12-20-35                           5.62          3,362,341(j)            3,347,302
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00          4,694,473(d)            5,080,688
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50          4,872,573               4,896,175
Federal Home Loan Mtge Corp
  12-01-37                           6.00          8,000,000(e)            8,120,000
Federal Home Loan Mtge Corp #1G2598
  01-01-37                           6.14          2,757,628(j)            2,824,348

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #1J0614
  09-01-37                           5.72%        $3,344,413(j)           $3,392,874
Federal Home Loan Mtge Corp #A18107
  01-01-34                           5.50          3,405,094               3,411,071
Federal Home Loan Mtge Corp #C00351
  07-01-24                           8.00            278,772                 298,546
Federal Home Loan Mtge Corp #C00385
  01-01-25                           9.00            424,022                 459,732
Federal Home Loan Mtge Corp #C80329
  08-01-25                           8.00             78,660                  84,216
Federal Home Loan Mtge Corp #E00398
  10-01-10                           7.00            363,232                 372,825
Federal Home Loan Mtge Corp #E81240
  06-01-15                           7.50          3,883,724               4,054,029
Federal Home Loan Mtge Corp #E90650
  07-01-12                           5.50            226,127                 229,572
Federal Home Loan Mtge Corp #E92454
  11-01-17                           5.00          3,104,774               3,112,882
Federal Home Loan Mtge Corp #G00363
  06-01-25                           8.00            350,295                 375,039
Federal Home Loan Mtge Corp #G00501
  05-01-26                           9.00            648,714                 703,522
Federal Home Loan Mtge Corp #G10669
  03-01-12                           7.50          1,718,648               1,788,915
Federal Home Loan Mtge Corp #G11243
  04-01-17                           6.50         13,903,876              14,383,936
Federal Home Loan Mtge Corp #G12100
  11-01-13                           5.00          3,558,867               3,576,300
Federal Home Loan Mtge Corp #M30074
  09-01-09                           6.50             90,942                  92,773
Federal Home Loan Mtge Corp
  12-01-37                           6.50         12,000,000(e)           12,337,499
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 11 Cl B
  01-01-20                          24.81              7,375(h)                1,541
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64          1,190,635(h)              275,043

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2007 SEMIANNUAL REPORT  13

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2564 Cl IX
  12-15-12                          88.55%          $796,029(h)               $3,273
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          21.35          2,285,639(h)               44,021
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
  03-15-25                          12.92          4,443,190(h)              174,657
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
  03-15-32                          11.07          1,460,376(g,h)            150,197
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                           2.30          7,023,541(g,h)            676,623
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
  06-15-16                           7.00          7,168,552               7,450,783
Federal Natl Mtge Assn
  12-01-37                           6.00          4,000,000(e)            4,065,000
Federal Natl Mtge Assn #125032
  11-01-21                           8.00            148,854                 158,997
Federal Natl Mtge Assn #190129
  11-01-23                           6.00          1,054,473               1,077,546
Federal Natl Mtge Assn #190353
  08-01-34                           5.00          6,937,274               6,811,318
Federal Natl Mtge Assn #190785
  05-01-09                           7.50            141,340                 141,543
Federal Natl Mtge Assn #190988
  06-01-24                           9.00            261,371                 280,171
Federal Natl Mtge Assn #254384
  06-01-17                           7.00            378,159                 393,865
Federal Natl Mtge Assn #254454
  08-01-17                           7.00            627,548                 653,611

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254723
  05-01-23                           5.50%        $9,490,602              $9,615,078
Federal Natl Mtge Assn #254748
  04-01-13                           5.50          6,203,394               6,283,359
Federal Natl Mtge Assn #254757
  05-01-13                           5.00          8,583,702               8,683,742
Federal Natl Mtge Assn #254774
  05-01-13                           5.50          2,024,649               2,063,178
Federal Natl Mtge Assn #255501
  09-01-14                           6.00            870,075(o)              903,828
Federal Natl Mtge Assn #303885
  05-01-26                           7.50            489,499                 523,741
Federal Natl Mtge Assn #313007
  07-01-11                           7.50            238,216                 244,979
Federal Natl Mtge Assn #313428
  12-01-08                           7.50             13,930                  13,950
Federal Natl Mtge Assn #336512
  02-01-26                           6.00             64,204                  65,787
Federal Natl Mtge Assn #357485
  02-01-34                           5.50         14,029,551              14,088,486
Federal Natl Mtge Assn #407327
  01-01-14                           5.50            455,460                 461,240
Federal Natl Mtge Assn #456374
  12-01-13                           5.50            845,222                 855,948
Federal Natl Mtge Assn #508402
  08-01-14                           6.50            280,044                 290,092
Federal Natl Mtge Assn #545818
  07-01-17                           6.00         14,838,271              15,220,545
Federal Natl Mtge Assn #545864
  08-01-17                           5.50         12,027,634              12,227,153
Federal Natl Mtge Assn #545910
  08-01-17                           6.00          2,291,306               2,350,374
Federal Natl Mtge Assn #555063
  11-01-17                           5.50          8,578,655               8,717,753
Federal Natl Mtge Assn #555367
  03-01-33                           6.00         10,326,415              10,535,396
Federal Natl Mtge Assn #579485
  04-01-31                           6.50          2,373,734               2,473,412
Federal Natl Mtge Assn #593829
  12-01-28                           7.00          1,586,926               1,668,865
Federal Natl Mtge Assn #601416
  11-01-31                           6.50            910,869                 948,389
Federal Natl Mtge Assn #630993
  09-01-31                           7.50          2,490,417               2,664,035

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #648040
  06-01-32                           6.50%        $2,281,130              $2,358,430
Federal Natl Mtge Assn #648349
  06-01-17                           6.00          7,592,557               7,788,289
Federal Natl Mtge Assn #651284
  07-01-17                           6.00          1,511,333               1,548,789
Federal Natl Mtge Assn #662866
  11-01-17                           6.00          1,213,333               1,248,959
Federal Natl Mtge Assn #665752
  09-01-32                           6.50          1,386,500               1,433,484
Federal Natl Mtge Assn #670782
  11-01-12                           5.00            447,630                 452,695
Federal Natl Mtge Assn #670830
  12-01-12                           5.00            487,601                 493,892
Federal Natl Mtge Assn #671415
  01-01-10                           5.00            358,477                 359,101
Federal Natl Mtge Assn #678940
  02-01-18                           5.50          2,347,588               2,385,357
Federal Natl Mtge Assn #686227
  02-01-18                           5.50          3,069,512               3,118,528
Federal Natl Mtge Assn #696837
  04-01-18                           5.50          3,341,982               3,395,110
Federal Natl Mtge Assn #704610
  06-01-33                           5.50         11,022,757              11,069,061
Federal Natl Mtge Assn #712602
  06-01-13                           5.00          1,146,492               1,159,860
Federal Natl Mtge Assn #722325
  07-01-33                           4.97          5,277,915(j)            5,284,298
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         10,325,162              10,142,845
Federal Natl Mtge Assn #725425
  04-01-34                           5.50          9,747,854               9,791,725
Federal Natl Mtge Assn #725431
  08-01-15                           5.50          8,873,520               8,986,120
Federal Natl Mtge Assn #725773
  09-01-34                           5.50          8,265,976               8,293,621
Federal Natl Mtge Assn #730632
  08-01-33                           4.08          1,891,874(j)            1,869,707
Federal Natl Mtge Assn #735212
  12-01-34                           5.00          6,126,791               6,015,551
Federal Natl Mtge Assn #739243
  09-01-33                           6.00          3,070,799               3,139,238
Federal Natl Mtge Assn #739331
  09-01-33                           6.00          1,578,515               1,608,536

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743524
  11-01-33                           5.00%        $3,199,945              $3,143,442
Federal Natl Mtge Assn #753508
  11-01-33                           5.00          3,470,871(o)            3,409,584
Federal Natl Mtge Assn #791447
  10-01-34                           6.00          4,845,700               4,933,071
Federal Natl Mtge Assn #797046
  07-01-34                           5.50          2,908,100               2,917,826
Federal Natl Mtge Assn #799769
  11-01-34                           5.04          4,175,733(j)            4,188,343
Federal Natl Mtge Assn #801344
  10-01-34                           5.07          4,755,483(j)            4,797,427
Federal Natl Mtge Assn #815463
  02-01-35                           5.50          1,952,556               1,959,086
Federal Natl Mtge Assn #832641
  09-01-35                           6.00          6,364,063               6,471,430
Federal Natl Mtge Assn #849082
  01-01-36                           5.82          2,690,510(j)            2,736,079
Federal Natl Mtge Assn #849170
  01-01-36                           5.95          3,729,936(j)            3,800,596
Federal Natl Mtge Assn #878661
  02-01-36                           5.50          8,200,193               8,171,328
Federal Natl Mtge Assn #883267
  07-01-36                           6.50          4,530,217               4,686,883
Federal Natl Mtge Assn #887096
  07-01-36                           5.81          4,936,522(j)            4,980,533
Federal Natl Mtge Assn #887403
  07-01-36                           7.00          2,962,017               3,088,577
Federal Natl Mtge Assn #902818
  11-01-36                           5.93          2,516,362(j)            2,555,793
Federal Natl Mtge Assn #919341
  05-01-37                           6.50          4,196,839               4,316,639
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 163 Cl 2
  07-25-22                          28.60            607,394(h)               95,536
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                         105.86            283,756(h)                  358

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2007 SEMIANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-26 Cl MI
  03-25-23                          10.20%        $1,803,952(h)             $327,442
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          16.45          4,098,844(h)              807,789
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85          2,126,841(h)              357,488
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
  11-25-13                          20.00          4,460,552(h)              124,895
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 36 Cl 2
  08-01-18                          14.21              4,615(h)                1,103
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59          2,939,695(h)              683,734
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 70 Cl 2
  01-15-20                          27.28            212,116(h)               41,054
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2002-18 Cl SE
  02-25-32                          12.22          3,125,099(g,h)            323,821
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47          6,953,154(g,h)            408,150

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series G-15 Cl A
  06-25-21                           4.50%           $28,345(i)              $25,128
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00          2,107,869               2,245,019
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
  07-25-23                           5.50          6,202,029               6,198,299
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
  06-25-33                           8.00            142,738(j)              143,991
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
  04-25-34                           5.50          3,508,707               3,553,304
Govt Natl Mtge Assn #615740
  08-15-13                           6.00            887,900                 908,764
Govt Natl Mtge Assn #781507
  09-15-14                           6.00          4,166,165               4,265,219
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-62 Cl IC
  03-20-29                          20.00          2,157,762(h)               89,072
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
  01-16-30                           5.08          9,042,878               9,086,329
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
  06-19-34                           6.25            495,343(j)              488,765
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25            266,710(d)              262,715

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
0x
Lehman XS Trust
Collateralized Mtge Obligation
Series 2006-16N Cl A1B
  11-25-46                           4.91%        $2,985,881(k)           $2,928,495
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
  02-25-37                           4.96          5,590,235(k)            5,404,595
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
  02-25-46                           5.86          2,029,903(j)            1,974,122
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00          5,987,907               5,765,636
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                           5.50          2,965,807               2,899,977
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50          4,571,572               4,553,002
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03          1,771,636(j)            1,784,432
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11          3,714,658(j)            3,658,698
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00          4,904,036               4,937,580
                                                                     ---------------
Total                                                                    459,025,387
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $670,935,976)                                                    $673,631,359
------------------------------------------------------------------------------------

MONEY MARKET FUND (0.1%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund
                                                    628,445(m)             $628,445
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $628,445)                                                           $628,445
-----------------------------------------------------------------------------------

SHORT-TERM SECURITIES (25.3%)(c)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                 VALUE(A)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
  12-11-07                           4.29%      $15,000,000            $14,980,613
  12-13-07                           4.21        20,000,000             19,970,028
  12-17-07                           4.35        26,100,000             26,047,249
  12-20-07                           4.22        19,925,000             19,879,062
  03-07-08                           3.46        24,000,000             23,946,912
Federal Home Loan Mtge Disc Nts
  12-04-07                           4.06        18,300,000             18,291,867
  01-07-08                           4.28        40,000,000             39,822,666
Federal Natl Mtge Assn Disc Nts
  12-03-07                           3.90        38,100,000             38,087,935
----------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $201,099,609)                                                  $201,026,332
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $872,664,030)(p)                                               $875,286,136
==================================================================================

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND - 2007 SEMIANNUAL REPORT  17

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                NUMBER OF                                            UNREALIZED
                                CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION           LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year              48            $5,625,000      March 2008          $(45,431)
U.S. Treasury Note, 2-year          727           152,749,519      March 2008          (455,734)
U.S. Treasury Note, 5-year         (437)          (48,233,875)      Dec. 2007        (1,555,920)
U.S. Treasury Note, 5-year         (275)          (30,280,079)     March 2008           (11,071)
U.S. Treasury Note, 10-year        (551)          (62,770,956)      Dec. 2007        (2,467,928)
U.S. Treasury Note, 10-year         (29)           (3,282,891)     March 2008            (3,702)
-------------------------------------------------------------------------------------------------
Total                                                                               $(4,539,786)
-------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(c) Cash collateral received from security lending activity is invested in an affiliated money market fund/short-term securities and represents 7.2% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 18.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $8,568,437 or 1.1% of net assets.

(e) At Nov. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $24,468,958.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2007. At Nov. 30, 2007, the value of inverse floaters represented 0.2% of net assets.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2007.

--------------------------------------------------------------------------------

 18 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

(i) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2007.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(l) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(n) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2007:

                         PRINCIPAL        SETTLEMENT        PROCEEDS
SECURITY                   AMOUNT            DATE          RECEIVABLE         VALUE
--------------------------------------------------------------------------------------
Federal Natl Mtge
   Assn
  12-01-22 5.50%         $1,275,000        12-17-07        $1,277,988       $1,289,742

(o) At Nov. 30, 2007, investments in securities included securities valued at $750,968 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(p) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $872,664,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $7,648,000
Unrealized depreciation                                        (5,026,000)
-------------------------------------------------------------------------
Net unrealized appreciation                                    $2,622,000
-------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  19

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $872,035,585)         $  874,657,691
   Affiliated money market fund (identified cost $628,445)             628,445
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $872,664,030)                                                   875,286,136
Capital shares receivable                                              838,462
Accrued interest receivable                                          4,348,152
Receivable for investment securities sold                            5,381,275
Variation margin receivable                                             33,470
------------------------------------------------------------------------------
Total assets                                                       885,887,495
------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
   $1,277,988)                                                       1,289,742
Dividends payable to shareholders                                      503,309
Capital shares payable                                               1,261,394
Payable for investment securities purchased                         28,509,815
Payable upon return of securities loaned                            57,413,750
Accrued investment management services fee                              10,476
Accrued distribution fee                                               156,093
Accrued transfer agency fee                                              2,977
Accrued administrative services fee                                      1,487
Accrued plan administration services fee                                   942
Other accrued expenses                                                 715,510
------------------------------------------------------------------------------
Total liabilities                                                   89,865,495
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $  796,022,000
==============================================================================

--------------------------------------------------------------------------------

 20 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    1,662,045
Additional paid-in capital                                       1,017,297,044
Excess of distributions over net investment income                    (694,985)
Accumulated net realized gain (loss)                              (220,312,671)
Unrealized appreciation (depreciation) on investments               (1,929,433)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $  796,022,000
==============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                          $  536,838,797
                                            Class B                          $  171,657,937
                                            Class C                          $    9,399,699
                                            Class I                          $   73,722,182
                                            Class R4                         $    4,398,346
                                            Class W                          $        5,039
Net asset value per share of outstanding    Class A
   capital stock:                           shares(1)          112,102,656   $         4.79
                                            Class B shares      35,841,268   $         4.79
                                            Class C shares       1,962,790   $         4.79
                                            Class I shares      15,378,700   $         4.79
                                            Class R4 shares        918,007   $         4.79
                                            Class W shares           1,053   $         4.79
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                      $   56,455,200
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $5.03. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $19,718,408
Income distributions from affiliated money market fund               87,570
Fee income from securities lending                                   67,211
---------------------------------------------------------------------------
Total income                                                     19,873,189
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                1,869,175
Distribution fee
   Class A                                                          662,921
   Class B                                                          923,601
   Class C                                                           49,091
   Class W                                                                6
Transfer agency fee
   Class A                                                          507,040
   Class B                                                          186,413
   Class C                                                            9,721
   Class R4                                                           1,090
   Class W                                                                5
Administrative services fee                                         265,652
Plan administration services fee -- Class R4                          5,451
Compensation of board members                                         7,129
Custodian fees                                                       30,884
Printing and postage                                                 92,560
Registration fees                                                    40,389
Professional fees                                                    25,603
Other                                                                13,578
---------------------------------------------------------------------------
Total expenses                                                    4,690,309
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (582,560)
---------------------------------------------------------------------------
                                                                  4,107,749
   Earnings and bank fee credits on cash balances                   (35,595)
---------------------------------------------------------------------------
Total net expenses                                                4,072,154
---------------------------------------------------------------------------
Investment income (loss) -- net                                  15,801,035
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                           (645,176)
   Futures contracts                                              5,208,052
---------------------------------------------------------------------------
Net realized gain (loss) on investments                           4,562,876
Net change in unrealized appreciation (depreciation) on
   investments                                                    5,009,308
---------------------------------------------------------------------------
Net gain (loss) on investments                                    9,572,184
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $25,373,219
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       NOV. 30, 2007       MAY 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $  15,801,035      $   34,864,001
Net realized gain (loss) on investments                    4,562,876          (3,231,933)
Net change in unrealized appreciation (depreciation)
   on investments                                          5,009,308          13,960,710
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             25,373,219          45,592,778
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (11,635,525)        (23,143,295)
      Class B                                             (3,333,192)         (8,304,295)
      Class C                                               (178,026)           (382,419)
      Class I                                             (1,181,895)         (2,092,223)
      Class R4                                               (98,645)           (521,296)
      Class W                                                   (108)                (92)
----------------------------------------------------------------------------------------
Total distributions                                      (16,427,391)        (34,443,620)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                        107,889,792         123,697,762
   Class B shares                                         20,541,809          39,042,955
   Class C shares                                          1,036,378           1,714,861
   Class I shares                                         45,324,841          28,598,207
   Class R4 shares                                         1,319,506           1,928,332
   Class W shares                                                 --               5,000
Reinvestment of distributions at net asset value
   Class A shares                                         10,556,230          20,974,512
   Class B shares                                          3,104,057           7,756,733
   Class C shares                                            167,579             362,001
   Class I shares                                          1,127,184           2,093,754
   Class R4 shares                                            98,210             523,566
Payments for redemptions
   Class A shares                                       (101,535,475)       (279,123,681)
   Class B shares                                        (70,140,648)       (172,096,057)
   Class C shares                                         (2,185,223)         (6,479,313)
   Class I shares                                        (28,052,746)        (38,743,791)
   Class R4 shares                                          (929,702)        (17,374,573)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (11,678,208)       (287,119,732)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (2,732,380)       (275,970,574)
Net assets at beginning of period                        798,754,380       1,074,724,954
----------------------------------------------------------------------------------------
Net assets at end of period                            $ 796,022,000      $  798,754,380
========================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Short Duration U.S. Government Fund (the Fund) is a series of RiverSource Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

At Nov. 30, 2007, the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2007, the Fund has entered into outstanding when-issued securities of $24,468,958.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  25

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchases price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SHORT SALES

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Fund sold the security. At Nov. 30, 2007, the Fund had no outstanding short sales.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to Portfolio of Investments."

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  27

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 28 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.25% annually as the Fund's assets increase. The management fee for the six months ended Nov. 30, 2007, was 0.48% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2007, was 0.07% of the Fund's average daily net assets.

Other expenses in the amount of $3,293 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  29

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $254,598 for Class A, $82,327 for Class B and $589 for Class C for the six months ended Nov. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.51% for Class I, 0.76% for Class R4 and 0.95% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $162,321, $57,109, $3,005 and $1,090 for Class A, Class B, Class C and Class R4, respectively, and the plan administration services fee at the class level was $64 for Class R4. The management fees at the Fund level were $358,971. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.51% for Class I, 0.76% for Class R4 and 0.96% for Class W of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

--------------------------------------------------------------------------------

 30 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $35,595 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $880,901,809 and $917,474,247, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED NOV. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      22,773,711      2,220,634      (21,388,366)         3,605,979
Class B                       4,324,428        653,016      (14,813,080)        (9,835,636)
Class C                         218,238         35,260         (460,393)          (206,895)
Class I                       9,507,969        236,551       (5,929,802)         3,814,718
Class R4                        278,282         20,650         (195,610)           103,322
Class W                              --             --               --                 --
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED MAY 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      26,249,182      4,438,028      (59,067,555)       (28,380,345)
Class B                       8,265,255      1,641,653      (36,500,655)       (26,593,747)
Class C                         362,929         76,605       (1,372,316)          (932,782)
Class I                       6,032,035        442,337       (8,233,131)        (1,758,759)
Class R4                        409,261        110,927       (3,673,601)        (3,153,413)
Class W                           1,053             --               --              1,053
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned,

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT 31 e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2007, securities valued at $56,455,200 were on loan to brokers. For collateral, the Fund received $57,413,750 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $67,211 for the six months ended Nov. 30, 2007. Expenses paid to the Investment Manager were $2,042 for the six months ended Nov. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $220,597,282 and $233,255,683, respectively, for the six months ended Nov. 30, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

--------------------------------------------------------------------------------

 32 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $220,701,443 at May 31, 2007, that if not offset by capital gains will expire as follows:

   2008           2009          2013          2014          2015         2016
$35,174,077   $117,356,906   $36,267,962   $20,469,230   $9,579,187   $1,854,081

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT 33 alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts

--------------------------------------------------------------------------------

 34 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  35

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007(I)              2007              2006           2005           2004
Net asset value, beginning of period      $4.73             $4.68             $4.79          $4.82          $4.94
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)            .19               .15            .12            .11
Net gains (losses) (both realized and
 unrealized)                                .06               .05              (.10)          (.03)          (.12)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations            .16               .24               .05            .09           (.01)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)             (.19)             (.16)          (.12)          (.11)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.79             $4.73             $4.68          $4.79          $4.82
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $537              $514              $641           $894         $1,188
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.04%(e)          1.03%             1.06%          1.01%           .97%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)               .89%(e),(f)       .89%(f)           .89%(f)        .93%(f)        .97%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.23%(e)          3.99%             3.27%          2.49%          2.19%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    126%              168%              194%           169%           125%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                           3.52%(h)          5.12%             1.00%          1.92%          (.24%)
-----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007(I)              2007              2006                 2005           2004
Net asset value, beginning of period      $4.73             $4.68             $4.79                $4.82          $4.94
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)            .15               .12                  .08            .07
Net gains (losses) (both realized and
 unrealized)                                .07               .05              (.11)                (.03)          (.12)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations            .15               .20               .01                  .05           (.05)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)             (.15)             (.12)                (.08)          (.07)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.79             $4.73             $4.68                $4.79          $4.82
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $172              $216              $338                 $588           $963
-----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.80%(e)          1.79%             1.82%                1.76%          1.72%
-----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.65%(e),(f)      1.64%(f)          1.64%(f)             1.68%(f)       1.72%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.45%(e)          3.23%             2.50%                1.73%          1.44%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    126%              168%              194%                 169%           125%
-----------------------------------------------------------------------------------------------------------------------
Total return(g)                           3.12%(h)          4.34%              .26%                1.16%          (.99%)
-----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  37

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(I)                    2007                    2006                    2005           2004
Net asset value, beginning of
 period                              $4.73                   $4.68                   $4.79                   $4.82          $4.94
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .08(b)                  .15                     .12                     .08            .07
Net gains (losses) (both
 realized and unrealized)              .07                     .05                    (.11)                   (.03)          (.12)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations       .15                     .20                     .01                     .05           (.05)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              ( .09)                   (.15)                   (.12)                   (.08)          (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $4.79                   $4.73                   $4.68                   $4.79          $4.82
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $10                     $10                     $15                     $24            $38
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)         1.80%(e)                1.80%                   1.83%                   1.77%          1.73%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)         1.65%(e),(f)            1.64%(f)                1.64%(f)                1.68%(f)       1.73%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         3.47%(e)                3.24%                   2.51%                   1.73%          1.44%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               126%                    168%                    194%                    169%           125%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                      3.12%(h)                4.34%                    .26%                   1.16%          (.99%)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007(J)                 2007                 2006                 2005        2004(B)
Net asset value, beginning of period      $4.74                $4.69                $4.79                $4.83          $4.90
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11(c)               .20                  .17                  .14            .03
Net gains (losses) (both realized and
 unrealized)                                .05                  .05                 (.10)                (.04)          (.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            .16                  .25                  .07                  .10           (.04)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)                (.20)                (.17)                (.14)          (.03)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.79                $4.74                $4.69                $4.79          $4.83
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $74                  $55                  $62                  $31             $4
-----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .60%(f)              .59%                 .62%                 .57%           .63%(f)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)               .51%(f),(g)          .54%(g)              .58%(g)              .57%           .63%(f)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.60%(f)             4.37%                3.66%                2.98%          2.74%(f)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    126%                 168%                 194%                 169%           125%
-----------------------------------------------------------------------------------------------------------------------------
Total return(h)                           3.49%(i)             5.50%                 1.56                2.06%          (.87%)(i)
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007(I)              2007              2006              2005              2004
Net asset value, beginning of period      $4.73             $4.68             $4.79             $4.82             $4.94
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)            .19               .16               .13               .12
Net gains (losses) (both realized and
 unrealized)                                .07               .05              (.11)             (.03)             (.12)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations            .17               .24               .05               .10                --
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)             (.19)             (.16)             (.13)             (.12)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.79             $4.73             $4.68             $4.79             $4.82
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $4                $4               $19              $100              $115
-----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .90%(e)           .86%              .88%              .84%              .81%
-----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)               .76%(e),(f)       .72%(f)           .72%(f)           .76%(f)           .81%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.36%(e)          4.09%             3.27%             2.66%             2.35%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    126%              168%              194%              169%              125%
-----------------------------------------------------------------------------------------------------------------------
Total return(g)                           3.58%(h)          5.31%             1.19%             2.10%             (.08%)
-----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)         2007(B)
Net asset value, beginning of period      $4.73          $4.75
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(c)         .08
Net gains (losses) (both realized and
 unrealized)                                .06           (.02)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .16            .06
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.79          $4.73
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.05%(f)       1.00%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)           .95%(f)        .95%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.16%(f)       4.02%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    126%           168%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.48%(i)       1.42%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  41

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 42 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 SEMIANNUAL REPORT  43

     RIVERSOURCE(R) SHORT DURATION U.S. GOVERNMENT FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6442 Y (1/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
U.S. GOVERNMENT MORTGAGE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE U.S. GOVERNMENT
MORTGAGE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH CURRENT INCOME
AS ITS PRIMARY OBJECTIVE AND, AS
ITS SECONDARY OBJECTIVE,
PRESERVATION OF CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     24

Notes to Financial Statements.......     28

Proxy Voting........................     44

Change in Independent Registered
   Public Accounting Firm...........     45

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource U.S. Government Mortgage Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.

SECTOR BREAKDOWN

Percentage of portfolio assets

                                  (PIE CHART)

Cash & Cash Equivalents                                  3.2%
Commercial Mortgage-Backed                               3.5%
Asset-Backed                                             0.9%
Mortgage-Backed*                                        92.4%

* Of the 92.4%, 23.5% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

                                  (PIE CHART)

AA bonds                                                 0.2%
BBB bonds                                                0.6%
AAA bonds                                               99.2%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

Shares of the RiverSource U.S. Government Mortgage Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

--------------------------------------------------------------------------------

          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
         X                 HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Scott Kirby*                         28
* The Fund is managed by a team of
  investment professionals led by Scott
  Kirby.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AUGAX          02/14/02
Class B                     AUGBX          02/14/02
Class C                     AUGCX          02/14/02
Class I                     RVGIX          03/04/04
Class R4                    RSGYX          02/14/02
Total net assets                        $417.9 million
Number of holdings                              263
Weighted average life(1)                  6.3 years
Effective duration(2)                     2.8 years
Weighted average bond rating(3)                 AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------

 4 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource U.S. Government Mortgage Fund Class A
  (excluding sales charge)                             +3.41%

Lehman Brothers Mortgage-Backed Securities
  Index(1) (unmanaged)                                 +5.05%

Lipper U.S. Mortgage Funds Index(2)                    +3.67%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association
     (FNMA). The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.17%                        0.89%
Class B                                           1.94%                        1.65%
Class C                                           1.94%                        1.65%
Class I                                           0.63%                        0.48%
Class R4                                          0.99%                        0.75%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.48% for Class I and 0.75% for Class R4.

--------------------------------------------------------------------------------

          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 2/14/02)           +3.41%     +4.60%    +3.98%    +3.92%    +4.39%
 Class B (inception 2/14/02)           +3.01%     +3.82%    +3.20%    +3.14%    +3.62%
 Class C (inception 2/14/02)           +3.22%     +4.03%    +3.27%    +3.19%    +3.65%
 Class I (inception 3/4/04)            +3.62%     +5.21%    +4.39%      N/A     +4.08%
 Class R4 (inception 2/14/02)          +3.48%     +4.99%    +4.16%    +4.10%    +4.57%

WITH SALES CHARGE
 Class A (inception 2/14/02)           -1.52%     -0.33%    +2.27%    +2.90%    +3.52%
 Class B (inception 2/14/02)           -1.99%     -1.18%    +1.95%    +2.80%    +3.47%
 Class C (inception 2/14/02)           +2.22%     +3.03%    +3.27%    +3.19%    +3.65%

AT DEC. 31, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 2/14/02)           +4.12%     +5.04%    +3.86%    +3.73%    +4.37%
 Class B (inception 2/14/02)           +3.72%     +4.24%    +3.09%    +2.96%    +3.60%
 Class C (inception 2/14/02)           +3.93%     +4.45%    +3.16%    +3.00%    +3.63%
 Class I (inception 3/4/04)            +4.55%     +5.66%    +4.28%      N/A     +4.07%
 Class R4 (inception 2/14/02)          +4.20%     +5.42%    +4.04%    +3.91%    +4.55%

WITH SALES CHARGE
 Class A (inception 2/14/02)           -0.87%     +0.05%    +2.16%    +2.72%    +3.51%
 Class B (inception 2/14/02)           -1.28%     -0.76%    +1.84%    +2.61%    +3.45%
 Class C (inception 2/14/02)           +2.93%     +3.45%    +3.16%    +3.00%    +3.63%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Scott Kirby discusses the Fund's positioning and results for the six months ended Nov. 30, 2007.

At Nov. 30, 2007, approximately 54% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource U.S. Government Mortgage Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 35, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource U.S. Government Mortgage Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 11 and 33.

Q: How did RiverSource U.S. Government Mortgage Fund perform for the first half of the fiscal year?

A: RiverSource U.S. Government Mortgage Fund's Class A shares (excluding sales charge) rose 3.41% for the six months ended Nov. 30, 2007. The Fund underperformed the Lehman Brothers Mortgage-Backed Securities Index (Lehman Index), which gained 5.05%. The Fund also underperformed the Lipper U.S. Mortgage Funds Index, representing the Fund's peer group, which advanced 3.67% during the same time frame.

Q: What factors most significantly affected performance during the semiannual period?

A: Overall, the mortgage market struggled, posting positive results but underperforming U.S. Treasuries during the six-month period. Mortgage securities were swept up in the bond market turmoil, as concerns regarding subprime mortgages surfaced and significant losses on these lower quality mortgage securities became evident. What started in the mortgage sector spread to all corners of the bond market, as an en masse flight to quality ensued. In response, the Federal Reserve Board (the Fed) lowered interest rates 75 basis points (0.75%) over the period and made other changes designed to support liquidity in the banking and financial systems. Securities with credit risk - especially those with mortgage-related credit risk - faced significant selling pressure during the July and August "credit panic." Although the market stabilized temporarily in the fall, November brought a fresh round of panic, as the market was spooked by increasing talk of an impending recession. Interest

--------------------------------------------------------------------------------

          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   rates fell significantly during the period overall, as investors fled riskier assets for the relative safety of U.S. Treasuries, pushing yields sharply lower. While yields moved lower across the yield curve, they did so more significantly in the shorter segments than at the long-term end, causing the U.S. Treasury yield curve to steepen over the semiannual period.

   The Fund produced solid positive absolute returns for the semiannual period, but underperformed the Lehman Index for three primary reasons. First, spreads, or the difference in yields between mortgage-backed securities and U.S. Treasuries, widened to compelling levels during the semiannual period, and as spreads widened, we shifted somewhat from the Fund's conservative posture to a more aggressive strategy within the mortgage sector, adding to lower coupon and non-agency pass-through mortgage allocations. This shift in stance proved premature, detracting from results relative to the Lehman Index, as spreads widened even further in the latter months of the period instead of tightening as anticipated.

   ISSUE SELECTION HELPED THE FUND'S RESULTS, PARTICULARLY AN EMPHASIS ON PREMIUM COUPON SECURITIES.

   Second, we felt that interest rates had already declined to levels that appeared too low given our view that the economy would slow even with the Fed's two interest rate cuts during the semiannual period and that rates would ultimately move higher. Given this view, we maintained the Fund's duration shorter than that of the Lehman Index. However, this position detracted from relative results, as rates instead continued to decline with the unexpectedly strong flight-to-quality during the period. Duration is a measure of the Fund's sensitivity to changes in interest rates.

   The third reason for the Fund's results relative to the Lehman Index was its significant allocation to AAA-rated super-senior commercial mortgage-backed securities (CMBS). CMBS, which are not part of the Lehman Index, historically perform well in a rising rate environment and thus lagged the Lehman Index for the period.

   On the positive side, issue selection helped the Fund's results, particularly an emphasis on premium coupon securities. Higher coupon mortgage-backed securities outperformed lower coupon mortgage-backed securities for the

--------------------------------------------------------------------------------

 8 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   period. Also, many of the Fund's long-held specified pools of mortgages helped its results during the period, as interest rates declined. The Fund's yield curve steepening bias, maintained throughout the semiannual period, contributed to the Fund's performance, as short-term rates declined more than longer-term rates.

Q: What changes did you make to the Fund and how is it currently positioned?

A: As mentioned above, we sought to take advantage of weakness in the mortgage market during the semiannual period by shifting to a somewhat more aggressive strategy within the mortgage sector. We reduced the Fund's position in agency pass-through mortgages and increased its exposure to non-agency pass-through mortgages, as spreads on these latter securities were comparatively more compelling. We added to the Fund's position in CMBS, and increased the Fund's spread duration. By the end of the period, we felt the Fund was well positioned for tighter spreads anticipated over the coming months.

   Even with this shift in posture, we continued to emphasize higher quality issues, namely those securities issued by government mortgage agencies, including Ginnie Mae, Fannie Mae and Freddie Mac, and those rated AAA. We maintained our focus on higher coupon mortgage securities and emphasized investment in more seasoned pools of mortgages. We kept the Fund's duration shorter than the Lehman Index throughout. The portfolio turnover rate of 163% during the semiannual period can be attributed primarily to rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made in response to valuations or market developments.

   WE MAINTAINED OUR FOCUS ON HIGHER COUPON MORTGAGE SECURITIES AND EMPHASIZED INVESTMENT IN MORE SEASONED POOLS OF MORTGAGES.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: At the end of November, we believed that fixed income market fundamentals had taken a backseat in investors' minds to technical factors and to overly-pessimistic fears regarding both liquidity and the U.S. economy. As a result, rates declined more than was warranted, in our view. Thus, we intend to position the Fund to take advantage of the compelling valuations that we saw in the last months of the period and to participate in the recovery of high

--------------------------------------------------------------------------------

          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   quality spread sectors, or non-Treasury sectors, that we anticipate for 2008 when fears have hopefully subsided and liquidity returned to the markets. We expect economic growth prospects and the potential for higher inflation to ultimately recapture investors' attention.

   As trend-like growth resumes in 2008 and inflation pressures remain, we expect rates may well move higher, and so we intend to maintain the Fund's shorter-than-Lehman Index duration. We further intend to maintain the Fund's premium coupon bias among its mortgage-backed holdings, as prepayments are expected to remain slow. We also intend to maintain the Fund's allocation to AAA-rated super-senior CMBS, as we continue to view these securities as attractive substitutes for lower-coupon pass-through mortgages. As always, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 10 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  11

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            JUNE 1, 2007    NOV. 30, 2007    THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,034.10         $ 4.53            .89%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.55         $ 4.50            .89%
 Class B
   Actual(b)                   $1,000         $1,030.10         $ 8.37           1.65%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.75         $ 8.32           1.65%
 Class C
   Actual(b)                   $1,000         $1,032.20         $ 8.38           1.65%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.75         $ 8.32           1.65%
 Class I
   Actual(b)                   $1,000         $1,036.20         $ 2.44            .48%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,022.60         $ 2.43            .48%
 Class R4
   Actual(b)                   $1,000         $1,034.80         $ 3.82            .75%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.25         $ 3.79            .75%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: +3.41% for Class A, +3.01% for Class B, +3.22% for Class C, +3.62% for Class I and +3.48% for Class R4.

--------------------------------------------------------------------------------

 12 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (125.8%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
ASSET-BACKED (1.2%)
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           4.95%       $1,200,000(h)          $1,155,000
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
  09-25-35                           4.93         1,174,749(h)           1,160,065
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31           195,000                 68,935
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66           130,000                 44,416
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01           190,000                 46,431
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           4.93           830,000(h)             815,864
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           4.97         1,700,000(h)           1,624,435
                                                                   ---------------
Total                                                                    4,915,146
----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.5%)(f)
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
  12-11-49                           5.21         3,000,000              2,996,010
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.59         2,000,000(d,h)         1,940,312
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.91         3,000,000              3,056,416
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           5.53         1,000,000(d,h)           930,749
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42         4,000,000              3,942,566

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31%       $6,000,000             $5,923,656
                                                                   ---------------
Total                                                                   18,789,709
----------------------------------------------------------------------------------

MORTGAGE-BACKED (120.1%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69           643,416(c)             637,514
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.93           177,535(c)             178,737
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           4.95         1,256,641(c)           1,143,675
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           4.98         1,840,671(c)           1,772,488
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00           553,159                552,025
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           290,787                285,971
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         2,713,098              2,694,282
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25           121,192(d)              96,954

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  13

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Banc of America Funding
Collateralized Mtge Obligation
Series 2006-A Cl 3A2
  02-20-36                           5.88%         $708,381(c)            $714,487
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
  10-25-37                           6.00           998,593                986,111
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
  10-25-20                           5.00         1,659,509              1,624,161
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
  09-25-37                           6.00           984,728                986,155
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                           6.25           962,871(c)             967,021
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50           564,979                578,927
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73         2,057,909(e)             337,929
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                           5.50         5,097,576              4,983,603
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
  11-25-35                           6.00           983,080                976,595
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50           484,899                498,318
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           399,328                409,612

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00%       $1,520,403             $1,448,054
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                           6.00           992,852                987,888
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50         5,380,583              5,438,508
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50           988,219                967,992
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           5.14         1,307,825(h)           1,199,120
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.28         1,972,928(h)           1,551,564
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
  12-25-35                           5.50           875,508                855,970
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                           5.13         1,059,274(c)           1,041,882
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           491,526(d)             531,964
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36           452,418(c)             443,111
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00         1,486,751(c)           1,487,274

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Downey Savings & Loan Assn Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR5 Cl X1
  08-19-45                          13.12%       $3,313,957(e)             $25,890
Federal Home Loan Mtge Corp
  12-01-37                           6.00         4,400,000(b)           4,466,000
  12-01-37                           6.50        20,500,000(b)          21,076,564
Federal Home Loan Mtge Corp #1B7116
  08-01-36                           5.89         4,181,152(c)           4,227,924
Federal Home Loan Mtge Corp #1J0149
  11-01-36                           6.12         2,392,176(c)           2,447,769
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83         3,780,222(c)           3,825,476
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.90         2,343,976(c)           2,379,323
Federal Home Loan Mtge Corp #1J1484
  02-01-37                           5.60         2,999,247(c)           3,031,871
Federal Home Loan Mtge Corp #1J1621
  05-01-37                           5.89         3,099,131(c)           3,147,710
Federal Home Loan Mtge Corp #555140
  03-01-10                           8.00            35,540                 36,278
Federal Home Loan Mtge Corp #555300
  10-01-17                           8.00           237,996                248,124
Federal Home Loan Mtge Corp #A10892
  07-01-33                           6.00           525,978                536,622
Federal Home Loan Mtge Corp #A15111
  10-01-33                           6.00           893,523                909,318
Federal Home Loan Mtge Corp #A21059
  04-01-34                           6.50           521,677                537,600
Federal Home Loan Mtge Corp #A25174
  08-01-34                           6.50           528,881                545,024
Federal Home Loan Mtge Corp #C53098
  06-01-31                           8.00           279,180                299,057
Federal Home Loan Mtge Corp #C53878
  12-01-30                           5.50           956,986                962,870
Federal Home Loan Mtge Corp #C68876
  07-01-32                           7.00           132,053                138,221
Federal Home Loan Mtge Corp #C69665
  08-01-32                           6.50         2,378,996              2,459,034
Federal Home Loan Mtge Corp #C79930
  06-01-33                           5.50         1,419,415              1,423,152
Federal Home Loan Mtge Corp #D95232
  03-01-22                           6.50           325,833                337,253

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #D95371
  04-01-22                           6.50%         $279,616               $289,845
Federal Home Loan Mtge Corp #E00285
  01-01-09                           7.00            34,554                 34,984
Federal Home Loan Mtge Corp #E81240
  06-01-15                           7.50           768,998                802,720
Federal Home Loan Mtge Corp #E88036
  02-01-17                           6.50         1,121,897              1,158,453
Federal Home Loan Mtge Corp #E88468
  12-01-16                           6.50           293,866                304,979
Federal Home Loan Mtge Corp #E89232
  04-01-17                           7.00           493,244                513,534
Federal Home Loan Mtge Corp #E92454
  11-01-17                           5.00         1,573,963              1,578,073
Federal Home Loan Mtge Corp #E93685
  01-01-18                           5.50         1,200,484              1,217,977
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00           377,821                378,732
Federal Home Loan Mtge Corp #G01169
  01-01-30                           5.50         1,580,495              1,591,156
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00         2,056,422              2,102,217
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00        11,374,388             11,174,015
Federal Home Loan Mtge Corp #G03419
  07-01-37                           6.00         4,770,594              4,843,181
Federal Home Loan Mtge Corp #G12101
  11-01-18                           5.00           786,735                788,330
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                           9.58           468,653(e)              41,297
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64         1,785,953(e)             412,564
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          21.35           284,395(e)               5,477

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2639 Cl UI
  03-15-22                           8.38%       $1,187,216(e)            $172,205
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          31.80           314,251(e)               5,115
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
  06-15-32                          14.50           962,944(e,i)            52,623
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2824 Cl EI
  09-15-20                           8.18         2,801,244(e)             256,506
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
  03-15-32                          11.07           280,828(e,i)            28,883
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                           2.30         1,053,531(e,i)           101,494
Federal Natl Mtge Assn
  12-01-22                           6.00         3,000,000(b)           3,065,640
  12-01-37                           5.00         5,000,000(b)           4,900,000
  12-01-37                           5.50         9,000,000(b)           9,014,058
  12-01-37                           6.00        58,500,000(b)          59,450,626
  12-01-37                           6.50         4,500,000(b)           4,627,971
  12-01-37                           7.00        20,000,000(b)          20,762,501
Federal Natl Mtge Assn #13481
  05-01-08                           7.75             2,542                  2,561
Federal Natl Mtge Assn #190353
  08-01-34                           5.00         1,630,259              1,600,660
Federal Natl Mtge Assn #252409
  03-01-29                           6.50         1,434,767              1,492,355
Federal Natl Mtge Assn #254759
  06-01-18                           4.50         2,083,783              2,056,148

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254793
  07-01-33                           5.00%       $2,283,810             $2,243,484
Federal Natl Mtge Assn #254916
  09-01-23                           5.50         1,861,191              1,885,602
Federal Natl Mtge Assn #256135
  02-01-36                           5.50         7,534,237              7,471,479
Federal Natl Mtge Assn #313470
  08-01-10                           7.50           167,948                171,373
Federal Natl Mtge Assn #323362
  11-01-28                           6.00         2,797,417              2,863,778
Federal Natl Mtge Assn #323715
  05-01-29                           6.00           515,566(g)             527,796
Federal Natl Mtge Assn #344909
  04-01-25                           8.00           671,478                718,657
Federal Natl Mtge Assn #357514
  03-01-34                           5.50         2,370,200              2,380,157
Federal Natl Mtge Assn #426860
  10-01-09                           8.50             1,426                  1,441
Federal Natl Mtge Assn #483691
  12-01-28                           7.00         1,130,957              1,200,648
Federal Natl Mtge Assn #487757
  09-01-28                           7.50           831,295                889,154
Federal Natl Mtge Assn #514704
  01-01-29                           6.00           747,452                765,183
Federal Natl Mtge Assn #545008
  06-01-31                           7.00         1,485,585              1,571,935
Federal Natl Mtge Assn #545339
  11-01-31                           6.50           240,085                249,805
Federal Natl Mtge Assn #545818
  07-01-17                           6.00         2,666,399              2,735,093
Federal Natl Mtge Assn #545864
  08-01-17                           5.50         1,484,278(g)           1,508,900
Federal Natl Mtge Assn #555063
  11-01-17                           5.50         1,063,042              1,080,279
Federal Natl Mtge Assn #555458
  05-01-33                           5.50         1,701,927              1,706,709
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         2,199,580              2,244,094
Federal Natl Mtge Assn #555734
  07-01-23                           5.00           730,206                725,657
Federal Natl Mtge Assn #555740
  08-01-18                           4.50         3,578,584              3,547,831
Federal Natl Mtge Assn #581418
  06-01-31                           7.00           919,720                968,808

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #583088
  06-01-29                           6.00%       $2,883,210             $2,962,334
Federal Natl Mtge Assn #592270
  01-01-32                           6.50           793,658                826,976
Federal Natl Mtge Assn #596505
  08-01-16                           6.50           177,053                183,657
Federal Natl Mtge Assn #601416
  11-01-31                           6.50           338,685                352,636
Federal Natl Mtge Assn #624979
  01-01-32                           6.00           785,766                804,855
Federal Natl Mtge Assn #626670
  03-01-32                           7.00           491,235                520,964
Federal Natl Mtge Assn #627426
  03-01-17                           6.50           470,047                487,118
Federal Natl Mtge Assn #630992
  09-01-31                           7.00         1,907,187              2,025,084
Federal Natl Mtge Assn #630993
  09-01-31                           7.50         1,933,433              2,068,222
Federal Natl Mtge Assn #631388
  05-01-32                           6.50         1,672,014              1,737,018
Federal Natl Mtge Assn #632412
  12-01-17                           5.50         1,209,090              1,228,595
Federal Natl Mtge Assn #632856
  03-01-17                           6.00           550,688                564,898
Federal Natl Mtge Assn #633674
  06-01-32                           6.50           830,131                866,340
Federal Natl Mtge Assn #635231
  04-01-32                           7.00            74,773                 78,734
Federal Natl Mtge Assn #635908
  04-01-32                           6.50         1,151,635              1,198,922
Federal Natl Mtge Assn #636812
  04-01-32                           7.00           115,270                121,898
Federal Natl Mtge Assn #640200
  10-01-31                           9.50           102,876(g)             114,332
Federal Natl Mtge Assn #640207
  03-01-17                           7.00            39,973                 41,053
Federal Natl Mtge Assn #640208
  04-01-17                           7.50            49,991                 51,374
Federal Natl Mtge Assn #644805
  05-01-32                           7.00         1,161,735              1,228,615
Federal Natl Mtge Assn #645053
  05-01-32                           7.00           650,751                683,317
Federal Natl Mtge Assn #646189
  05-01-32                           6.50           424,124                438,497

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #654071
  09-01-22                           6.50%         $604,552               $625,963
Federal Natl Mtge Assn #654685
  11-01-22                           6.00           576,123                590,324
Federal Natl Mtge Assn #655635
  08-01-32                           6.50           845,760(g)             880,003
Federal Natl Mtge Assn #656514
  09-01-17                           6.50         1,060,605              1,098,570
Federal Natl Mtge Assn #660186
  11-01-32                           6.00         2,323,962              2,379,365
Federal Natl Mtge Assn #663651
  10-01-17                           5.50           455,551                462,825
Federal Natl Mtge Assn #663667
  11-01-17                           5.50           342,109                347,571
Federal Natl Mtge Assn #665752
  09-01-32                           6.50         1,298,230              1,342,223
Federal Natl Mtge Assn #667302
  01-01-33                           7.00           608,842(g)             643,556
Federal Natl Mtge Assn #667604
  10-01-32                           5.50           539,507(g)             542,110
Federal Natl Mtge Assn #670382
  09-01-32                           6.00         1,173,668              1,197,420
Federal Natl Mtge Assn #676683
  12-01-32                           6.00         1,226,329              1,251,147
Federal Natl Mtge Assn #677089
  01-01-33                           5.50           660,282(g)             663,467
Federal Natl Mtge Assn #677294
  01-01-33                           6.00         1,585,720              1,617,811
Federal Natl Mtge Assn #681080
  02-01-18                           5.00           892,557(g)             894,890
Federal Natl Mtge Assn #682229
  03-01-33                           5.50         2,217,877              2,228,577
Federal Natl Mtge Assn #684585
  02-01-33                           5.50         1,551,232              1,559,215
Federal Natl Mtge Assn #684843
  02-01-18                           5.50         1,737,282              1,765,205
Federal Natl Mtge Assn #684853
  03-01-33                           6.50           216,508                224,133
Federal Natl Mtge Assn #688002
  03-01-33                           5.50         1,475,715              1,484,226
Federal Natl Mtge Assn #689026
  05-01-33                           5.50           378,192                380,135
Federal Natl Mtge Assn #689093
  07-01-28                           5.50         1,019,817(g)           1,028,251

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #694628
  04-01-33                           5.50%       $2,092,702             $2,104,779
Federal Natl Mtge Assn #694795
  04-01-33                           5.50         2,636,791              2,651,997
Federal Natl Mtge Assn #695460
  04-01-18                           5.50         2,085,661              2,118,843
Federal Natl Mtge Assn #697145
  03-01-23                           5.50         1,191,878              1,206,713
Federal Natl Mtge Assn #699424
  04-01-33                           5.50         1,640,363              1,649,826
Federal Natl Mtge Assn #701101
  04-01-33                           6.00         2,177,699              2,219,116
Federal Natl Mtge Assn #704610
  06-01-33                           5.50         2,128,599              2,137,541
Federal Natl Mtge Assn #705655
  05-01-33                           5.00           741,502(g)             728,409
Federal Natl Mtge Assn #708503
  05-01-33                           6.00           277,249                283,197
Federal Natl Mtge Assn #708504
  05-01-33                           6.00           590,119                603,800
Federal Natl Mtge Assn #710780
  05-01-33                           6.00           235,603                240,084
Federal Natl Mtge Assn #711206
  05-01-33                           5.50         1,364,515              1,370,247
Federal Natl Mtge Assn #711239
  07-01-33                           5.50           539,060                541,324
Federal Natl Mtge Assn #711501
  05-01-33                           5.50           835,325                840,380
Federal Natl Mtge Assn #720378
  06-01-18                           4.50         1,632,909              1,611,254
Federal Natl Mtge Assn #723771
  08-01-28                           5.50         1,059,624              1,068,388
Federal Natl Mtge Assn #725017
  12-01-33                           5.50         2,966,716              2,979,179
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         1,733,152              1,702,549
Federal Natl Mtge Assn #725424
  04-01-34                           5.50         9,778,329              9,819,407
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         2,800,543              2,813,147
Federal Natl Mtge Assn #725684
  05-01-18                           6.00           790,452                810,491
Federal Natl Mtge Assn #725719
  07-01-33                           4.85           548,152(c)             544,145

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725773
  09-01-34                           5.50%       $6,783,801             $6,806,489
Federal Natl Mtge Assn #726940
  08-01-23                           5.50         1,283,903              1,300,889
Federal Natl Mtge Assn #730153
  08-01-33                           5.50           768,005                771,231
Federal Natl Mtge Assn #733367
  08-01-23                           5.50         1,059,055              1,072,980
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         9,102,661              8,937,390
Federal Natl Mtge Assn #735224
  02-01-35                           5.50        12,117,929             12,168,835
Federal Natl Mtge Assn #735841
  11-01-19                           4.50         6,409,651              6,315,728
Federal Natl Mtge Assn #743524
  11-01-33                           5.00         1,946,634              1,912,261
Federal Natl Mtge Assn #743579
  11-01-33                           5.50         1,631,306              1,638,159
Federal Natl Mtge Assn #747339
  10-01-23                           5.50         1,304,156              1,320,810
Federal Natl Mtge Assn #747536
  11-01-33                           5.00         2,708,080(g)           2,660,262
Federal Natl Mtge Assn #753507
  12-01-18                           5.00         1,040,547(g)           1,043,489
Federal Natl Mtge Assn #753940
  12-01-18                           5.00           962,503                965,018
Federal Natl Mtge Assn #759342
  01-01-34                           6.50           428,150                444,810
Federal Natl Mtge Assn #761141
  12-01-18                           5.00         1,515,269              1,519,229
Federal Natl Mtge Assn #765760
  02-01-19                           5.00         1,013,214              1,015,862
Federal Natl Mtge Assn #766641
  03-01-34                           5.00         3,069,778              3,014,042
Federal Natl Mtge Assn #770403
  04-01-34                           5.00         1,531,262              1,503,459
Federal Natl Mtge Assn #776962
  04-01-29                           5.00         1,373,855              1,354,849
Federal Natl Mtge Assn #779676
  06-01-34                           5.00         2,719,817              2,670,435
Federal Natl Mtge Assn #785506
  06-01-34                           5.00         5,810,505              5,705,007
Federal Natl Mtge Assn #793622
  09-01-34                           5.50         6,367,979              6,389,277

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #797232
  09-01-34                           5.50%       $7,456,743             $7,481,681
Federal Natl Mtge Assn #874486
  12-01-16                           5.27         7,420,000              7,632,346
Federal Natl Mtge Assn #878661
  02-01-36                           5.50         2,039,950              2,032,769
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         1,359,099              1,354,315
Federal Natl Mtge Assn #886020
  07-01-36                           6.50         1,138,565              1,176,239
Federal Natl Mtge Assn #886291
  07-01-36                           7.00           802,618                835,650
Federal Natl Mtge Assn #888414
  11-01-35                           5.00         4,123,485(g)           4,045,355
Federal Natl Mtge Assn #893101
  10-01-36                           6.50         3,185,617              3,276,881
Federal Natl Mtge Assn #894800
  12-01-36                           6.50         4,417,612              4,544,171
Federal Natl Mtge Assn #902818
  11-01-36                           5.93         3,327,420(c)           3,379,561
Federal Natl Mtge Assn #919341
  05-01-37                           6.50         3,992,221              4,106,180
Federal Natl Mtge Assn #923744
  04-01-37                           6.50         1,811,031              1,851,499
Federal Natl Mtge Assn #928046
  01-01-37                           6.00         4,009,084              4,075,344
Federal Natl Mtge Assn #928146
  03-01-37                           6.00         5,208,862              5,294,951
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
  12-25-33                           7.32           508,834(e)             130,258
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                         105.86            34,746(e)                  44
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          16.45         2,115,296(e)             416,877

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85%         $472,631(e)             $79,442
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           6.11           214,583(e)              30,247
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-70 Cl YJ
  08-25-35                          18.90         2,623,469(e)             333,094
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59         1,547,208(e)             359,860
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47        10,848,376(i,e)           636,800
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00           301,124                320,717
Govt Natl Mtge Assn #3931
  12-20-36                           6.00         4,709,819              4,816,128
Govt Natl Mtge Assn #518371
  02-15-30                           7.00           120,446                127,701
Govt Natl Mtge Assn #528344
  03-15-30                           7.00           369,780                392,055
Govt Natl Mtge Assn #556293
  12-15-31                           6.50           395,247                411,223
Govt Natl Mtge Assn #583182
  02-15-32                           6.50           566,510                589,323
Govt Natl Mtge Assn #595256
  12-15-32                           6.00           339,960                349,350
Govt Natl Mtge Assn #619613
  09-15-33                           5.00         1,380,235              1,372,790

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Harborview Nim
Collateralized Mtge Obligation
Series 2006-10 Cl N1
  11-19-36                           6.41%          $36,077(d)             $36,032
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50         7,120,562(e)              36,715
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65             2,095(d)               2,084
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-AR8 Cl A1
  10-28-46                           6.25            11,874(d)              11,855
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25           136,834(d)             134,784
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50         5,469,193              5,600,388
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00           421,907                418,744
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00           370,347                371,036
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00           522,717                512,331
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50         1,537,000              1,437,771
Mastr Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
  10-25-19                           4.50         1,144,860              1,120,174

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00%         $986,369               $980,204
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
  07-25-35                           5.51         1,080,255(c)           1,058,706
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50         1,285,959              1,257,266
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50           643,111                620,692
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29           414,004(c)             407,031
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94         1,995,738(c)           2,005,292
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         2,429,379              2,339,201
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50         1,001,936                997,866
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03         1,900,743(c)           1,914,471
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 2A1
  09-25-36                           6.10         2,309,245(c)           2,309,330
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11           901,825(c)             888,239

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2007-11 Cl A68
  08-25-37                           6.00%         $980,807               $987,516
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                           6.00           991,701                968,303
                                                                   ---------------
Total                                                                  501,960,350
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $522,538,800)                                                  $525,665,205
----------------------------------------------------------------------------------

MONEY MARKET FUND (0.5%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  2,276,048(j)           $2,276,048
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,276,048)                                                       $2,276,048
-----------------------------------------------------------------------------------

SHORT-TERM SECURITIES (3.6%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                 VALUE(A)
U.S. GOVERNMENT AGENCIES
Federal Natl Mtge Assn Disc Nts
  12-03-07                           4.11%      $15,000,000            $14,995,000
----------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $14,996,666)                                                    $14,995,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $539,811,514)(k)                                               $542,936,253
==================================================================================

INVESTMENTS IN DERIVATIVES
CMBS TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                                                                          NOTIONAL
                                                                            EXPIRATION    PRINCIPAL    UNREALIZED
COUNTERPARTY           FUND RECEIVES                   FUND PAYS               DATE        AMOUNT     DEPRECIATION
------------------------------------------------------------------------------------------------------------------
Citigroup       Spread on Lehman Brothers Baa      Absolute value of the   Jan. 1, 2008   2,000,000    $(318,366)
              8.5+ Commercial Mortgage-Backed   spread return amount, if
                  Securities Index plus 1.00%   such amount is negative.
                   times notional amount plus
                spread return amount, if such
                          amount is positive.

FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                 NUMBER OF                                            UNREALIZED
                                 CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year              (39)          $(4,570,313)     March 2008           $66,034
U.S. Treasury Note, 2-year          (134)          (28,154,657)     March 2008           (31,692)
U.S. Treasury Note, 5-year          (130)          (14,348,750)      Dec. 2007          (442,156)
U.S. Treasury Note,
   10-year                          (305)          (34,746,173)      Dec. 2007        (1,400,213)
U.S. Treasury Note,
   10-year                           (34)           (3,848,906)     March 2008             1,600
--------------------------------------------------------------------------------------------------
Total                                                                                $(1,806,428)
--------------------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  21

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $126,673,964.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $3,684,734 or 0.9% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Nov. 30, 2007, investments in securities included securities valued at $2,200,518 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2007. At Nov. 30, 2007, the value of inverse floaters represented 0.2% of net assets.

(j)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(k) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $539,812,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $5,900,000
Unrealized depreciation                                             (2,776,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $3,124,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 22 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  23

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $537,535,466)          $540,660,205
   Affiliated money market fund (identified cost $2,276,048)       2,276,048
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $539,811,514)                                                 542,936,253
Cash                                                                   7,576
Capital shares receivable                                            440,627
Accrued interest receivable                                        2,223,907
Receivable for investment securities sold                            131,188
Variation margin receivable                                           38,405
----------------------------------------------------------------------------
Total assets                                                     545,777,956
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    314,515
Capital shares payable                                               412,861
Payable for securities purchased on a forward-commitment
   basis                                                         126,673,964
Unrealized depreciation on swap contracts                            318,366
Accrued investment management services fee                             5,491
Accrued distribution fee                                              31,846
Accrued transfer agency fee                                              740
Accrued administrative services fee                                      801
Accrued plan administration services fee                               9,169
Other accrued expenses                                                60,992
----------------------------------------------------------------------------
Total liabilities                                                127,828,745
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $417,949,211
============================================================================

--------------------------------------------------------------------------------

 24 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    827,539
Additional paid-in capital                                       419,261,388
Undistributed net investment income                                   21,074
Accumulated net realized gain (loss)                              (3,160,735)
Unrealized appreciation (depreciation) on investments                999,945
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $417,949,211
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $  105,734,840
                                             Class B                          $   36,493,656
                                             Class C                          $    4,540,477
                                             Class I                          $  227,754,243
                                             Class R4                         $   43,425,995
Net asset value per share of outstanding
   capital stock:                            Class A shares(1)   20,923,433   $         5.05
                                             Class B shares       7,219,372   $         5.05
                                             Class C shares         898,040   $         5.06
                                             Class I shares      45,113,492   $         5.05
                                             Class R4 shares      8,599,568   $         5.05
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $5.30. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  25

STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $11,286,778
Income distributions from affiliated money market fund               97,484
---------------------------------------------------------------------------
Total income                                                     11,384,262
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                  993,672
Distribution fee
   Class A                                                          134,108
   Class B                                                          196,333
   Class C                                                           23,550
Transfer agency fee
   Class A                                                          116,269
   Class B                                                           44,853
   Class C                                                            5,257
   Class R4                                                          10,436
Administrative services fee                                         144,910
Plan administration services fee -- Class R4                         52,180
Compensation of board members                                         3,826
Custodian fees                                                       44,724
Printing and postage                                                 54,671
Registration fees                                                    36,049
Professional fees                                                    24,165
Other                                                                 6,067
---------------------------------------------------------------------------
Total expenses                                                    1,891,070
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (363,961)
---------------------------------------------------------------------------
                                                                  1,527,109
   Earnings and bank fee credits on cash balances                    (6,353)
---------------------------------------------------------------------------
Total net expenses                                                1,520,756
---------------------------------------------------------------------------
Investment income (loss) -- net                                   9,863,506
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                            818,946
   Futures contracts                                             (2,153,461)
   Swap transactions                                               (358,573)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          (1,693,088)
Net change in unrealized appreciation (depreciation) on
   investments                                                    6,422,201
---------------------------------------------------------------------------
Net gain (loss) on investments                                    4,729,113
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $14,592,619
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED       YEAR ENDED
                                                    NOV. 30, 2007        MAY 31, 2007
                                                     (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $  9,863,506        $ 12,425,612
Net realized gain (loss) on investments                (1,693,088)            697,290
Net change in unrealized appreciation
   (depreciation) on investments                        6,422,201           1,881,245
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     14,592,619          15,004,147
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                          (2,528,863)         (5,407,728)
      Class B                                            (773,192)         (1,999,233)
      Class C                                             (93,120)           (214,172)
      Class I                                          (5,672,835)         (3,051,378)
      Class R4                                         (1,014,338)         (1,761,395)
----------------------------------------------------------------------------------------
Total distributions                                   (10,082,348)        (12,433,906)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      13,436,387          29,049,243
   Class B shares                                       2,842,481           9,006,830
   Class C shares                                         276,257             470,592
   Class I shares                                      46,797,457         201,892,945
   Class R4 shares                                      3,365,197           5,512,362
Reinvestment of distributions at net asset value
   Class A shares                                       2,291,700           4,873,804
   Class B shares                                         703,724           1,827,201
   Class C shares                                          84,731             194,782
   Class I shares                                       5,650,626           2,900,308
   Class R4 shares                                      1,010,404           1,758,106
Payments for redemptions
   Class A shares                                     (21,717,157)        (51,596,469)
   Class B shares                                     (11,773,485)        (31,868,944)
   Class C shares                                        (746,448)         (2,626,838)
   Class I shares                                     (34,644,819)         (2,611,222)
   Class R4 shares                                     (1,254,363)         (2,593,585)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                   6,322,692         166,189,115
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                10,832,963         168,759,356
Net assets at beginning of period                     407,116,248         238,356,892
----------------------------------------------------------------------------------------
Net assets at end of period                          $417,949,211        $407,116,248
========================================================================================
Undistributed net investment income                  $     21,074        $    239,916
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource U.S. Government Mortgage Fund (the Fund) is a series of RiverSource Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in mortgage-backed securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

At Nov. 30, 2007, the Investment Manager, RiverSource Life Insurance Company and the affiliated funds of funds owned approximately 54% of the total outstanding fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 28 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2007, the Fund has entered into outstanding when-issued securities of $126,673,964.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT 29 incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Nov. 30, 2007, the Fund had no outstanding option contacts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SHORT SALES

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Fund sold the security. At Nov. 30, 2007, the Fund had no outstanding short sales.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase

--------------------------------------------------------------------------------

 30 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. At Nov. 30, 2007, the Fund had no outstanding forward sale commitments.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  31

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------

 32 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase. The management fee for the six months ended Nov. 30, 2007, was 0.48% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2007, was 0.07% of the Fund's average daily net assets

Other expenses in the amount of $1,571 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  33

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $58,933 for Class A, $24,589 for Class B and $320 for Class C for the six months ended Nov. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.48% for Class I and 0.75% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees for Class A, Class B, Class C and Class R4 were $30,440, $11,477, $1,336 and $6,262, respectively, and the plan administration services fee at the class level was $35 for Class R4. The management fees at the Fund level were $314,411. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.48% for Class I and 0.75% for Class R4 of the Fund's average daily net assets until May 31, 2008, unless sooner terminated at the discretion of the Board.

--------------------------------------------------------------------------------

 34 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $6,353 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $894,040,910 and $796,880,227, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED NOV. 30, 2007
                                             ISSUED FOR                            NET
                                             REINVESTED                         INCREASE
                                 SOLD       DISTRIBUTIONS     REDEEMED         (DECREASE)
---------------------------------------------------------------------------------------------
Class A                        2,697,685        458,023       (4,354,075)      (1,198,367)
Class B                          568,628        140,631       (2,363,461)      (1,654,202)
Class C                           55,356         16,928         (149,383)         (77,099)
Class I                        9,400,255      1,130,977       (6,926,493)       3,604,739
Class R4                         676,681        202,208         (251,800)         627,089
---------------------------------------------------------------------------------------------

                                                  YEAR ENDED MAY 31, 2007
                                             ISSUED FOR                            NET
                                             REINVESTED                         INCREASE
                                 SOLD       DISTRIBUTIONS     REDEEMED         (DECREASE)
---------------------------------------------------------------------------------------------
Class A                        5,818,196        974,704      (10,325,253)      (3,532,353)
Class B                        1,802,802        365,504       (6,386,285)      (4,217,979)
Class C                           94,036         38,962         (525,990)        (392,992)
Class I                       40,197,102        578,113         (521,207)      40,254,008
Class R4                       1,103,924        351,589         (520,939)         934,574
---------------------------------------------------------------------------------------------

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $80,909,829 and $86,177,124, respectively, for the six months ended Nov. 30, 2007.

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  35

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,209,634 at May 31, 2007, that if not offset by capital gains will expire as follows:

  2014       2015
$545,026   $664,608

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

--------------------------------------------------------------------------------

 36 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT 37 litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 38 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(I)            2007           2006           2005           2004
Net asset value, beginning of period      $5.00          $4.92          $5.12          $5.03          $5.19
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12(b)         .22            .21            .19            .16
Net gains (losses) (both realized and
 unrealized)                                .05            .09           (.20)           .10           (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17            .31            .01            .29            .07
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.23)          (.20)          (.20)          (.16)
Tax return of capital                        --             --             --             --           (.01)
Distributions from realized gains            --             --           (.01)            --           (.06)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.12)          (.23)          (.21)          (.20)          (.23)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.05          $5.00          $4.92          $5.12          $5.03
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $106           $111           $126           $159           $177
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.10%(e)       1.17%          1.19%          1.10%          1.05%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)           .89%(e)        .89%           .89%           .95%           .98%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.61%(e)       4.45%          4.08%          3.67%          3.11%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    163%           306%           178%           137%           163%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           3.41%(h)       6.30%           .12%          5.78%          1.27%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  39

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(I)            2007           2006           2005           2004
Net asset value, beginning of period      $5.00          $4.93          $5.12          $5.04          $5.20
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)         .19            .17            .15            .12
Net gains (losses) (both realized and
 unrealized)                                .05            .07           (.19)           .09           (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .15            .26           (.02)           .24            .03
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.19)          (.16)          (.16)          (.12)
Tax return of capital                        --             --             --             --           (.01)
Distributions from realized gains            --             --           (.01)            --           (.06)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.10)          (.19)          (.17)          (.16)          (.19)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.05          $5.00          $4.93          $5.12          $5.04
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $36            $44            $64            $98           $129
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.86%(e)       1.94%          1.95%          1.86%          1.80%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)          1.65%(e)       1.64%          1.64%          1.69%          1.74%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.84%(e)       3.70%          3.31%          2.90%          2.35%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    163%           306%           178%           137%           163%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           3.01%(h)       5.30%          (.42%)         4.78%           .52%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(I)            2007           2006           2005           2004
Net asset value, beginning of period      $5.00          $4.93          $5.12          $5.04          $5.20
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)         .19            .17            .15            .12
Net gains (losses) (both realized and
 unrealized)                                .06            .07           (.19)           .09           (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .16            .26           (.02)           .24            .03
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.19)          (.16)          (.16)          (.12)
Tax return of capital                        --             --             --             --           (.01)
Distributions from realized gains            --             --           (.01)            --           (.06)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.10)          (.19)          (.17)          (.16)          (.19)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.06          $5.00          $4.93          $5.12          $5.04
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $5             $7            $11            $15
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.85%(e)       1.94%          1.95%          1.85%          1.80%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)          1.65%(e)       1.64%          1.64%          1.70%          1.74%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.85%(e)       3.70%          3.31%          2.90%          2.36%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    163%           306%           178%           137%           163%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           3.22%(h)       5.30%          (.43%)         4.79%           .52%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  41

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $5.00          $4.92          $5.11          $5.03          $5.15
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13(c)         .24            .22            .20            .05
Net gains (losses) (both realized and
 unrealized)                                .05            .08           (.19)           .09           (.11)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .18            .32            .03            .29           (.06)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.13)          (.24)          (.21)          (.21)          (.06)
Distributions from realized gains            --             --           (.01)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.13)          (.24)          (.22)          (.21)          (.06)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.05          $5.00          $4.92          $5.11          $5.03
-----------------------------------------------------------------------------------------------------------


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $228           $207             $6            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .63%(f)        .63%           .73%           .66%           .64%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)               .48%(f),(g)      .54%(g)      .54%(g)        .62%(g)        .64%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              5.03%(f)       4.90%          4.99%          3.99%          3.39%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    163%           306%           178%           137%           163%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.62%(i)       6.68%           .59%          5.92%         (1.38%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(I)            2007           2006           2005           2004
Net asset value, beginning of period      $5.00          $4.92          $5.11          $5.03          $5.19
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12(b)         .23            .21            .20            .17
Net gains (losses) (both realized and
 unrealized)                                .05            .08           (.19)           .08           (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17            .31            .02            .28            .08
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.23)          (.20)          (.20)          (.17)
Tax return of capital                        --             --             --             --           (.01)
Distributions from realized gains            --             --           (.01)            --           (.06)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.12)          (.23)          (.21)          (.20)          (.24)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.05          $5.00          $4.92          $5.11          $5.03
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $43            $40            $35            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .93%(e)        .99%          1.04%           .94%           .87%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)           .75%(e)        .71%           .71%           .77%           .81%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.75%(e)       4.63%          4.40%          3.99%          3.29%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    163%           306%           178%           137%           163%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           3.48%(h)       6.51%           .49%          5.75%          1.45%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  43

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 44 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 SEMIANNUAL REPORT  45

     RIVERSOURCE(R) U.S. GOVERNMENT MORTGAGE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6256 G (1/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Government Income Series,
                                        Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigna
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 1, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date February 1, 2008